Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 216,872	$ 819,906	$ 2,417,256
Accounts receivable, net of allowance for doubtful accounts	1,124,893	850,545	688,980
Other current assets	598,631	489,278	269,269
Total current assets	1,940,396	2,159,729	3,375,505
FIXED ASSETS, net of accumulated depreciation	899,049	964,923	1,140,636
OTHER ASSETS
Security deposits	1,564	1,564	1,564
Restricted cash	250,000	250,000	200,000
Loan guarantee and financing fees, net of accumulated amortization	1,516,631	1,907,502	497,798
Patents	329,309	324,764	204,687
Deferred initial public offering costs	2,473,763	3,343,289	1,611,273
Total other assets	4,571,267	5,827,119	2,515,322
Total Assets	7,410,712	8,951,771	7,031,463
CURRENT LIABILITIES
Accounts payable and accrued expenses	4,885,145	4,578,761	4,317,121
Obligations under capital leases, current portion	20,464	17,158	36,209
Deferred revenue	676,327	468,010
Notes Payable, Current Portion	4,530,640	3,836,567	100,000
Line of credit	2,989,577	2,871,200
Total current liabilities	13,102,153	11,771,696	4,453,330
Obligations under capital leases		7,490	24,559
Deferred rent payable	165,920	164,298	156,311
Notes Payable, Long-Term	2,148,494	2,440,683	1,912,365
Line of credit	6,000,000	6,000,000	8,437,255
Warrant liability	7,518,000	12,549,000	11,113,000
Total liabilities	28,934,567	32,933,167	26,096,820
STOCKHOLDERS' DEFICIT
Common stock, value	135	135	130
Additional paid-in capital	25,067,388	24,970,255	23,220,672
Treasury stock		(17,442)	(17,442)
Accumulated deficit	(46,591,619)	(48,934,585)	(42,268,958)
Total Stockholders' Deficit	(21,523,855)	(23,981,396)	(19,065,357)
Total Liabilities and Stockholders' Deficit	7,410,712	8,951,771	7,031,463
Series A Preferred Stock
CURRENT LIABILITIES
Warrant liability			220,000
STOCKHOLDERS' DEFICIT
Preferred Stock, value	59	59	59
Series B Preferred Stock
CURRENT LIABILITIES
Warrant liability	215,000	230,000	1,160,000
STOCKHOLDERS' DEFICIT
Preferred Stock, value	$ 182	$ 182	$ 182